CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 126,889	$ 131,240	$ (165,310)
Net cash (used in) provided by investing activities	(284,512)	(127,946)	58,562
Net cash (used in) provided by financing activities	34,010	(465,615)	587,471
Net (decrease) increase in cash and cash equivalents	(108,252)	(481,393)	463,161
Cash and cash equivalents at beginning of year	336,528	817,921	354,760
Cash and cash equivalents at end of year	228,276	336,528	817,921
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(67,381)	117,398	(4,718)
Net cash (used in) provided by investing activities	13,931	11,575	(78,196)
Net cash (used in) provided by financing activities	31,179	(522,057)	489,695
Net (decrease) increase in cash and cash equivalents	(22,271)	(393,084)	406,781
Cash and cash equivalents at beginning of year	34,072	427,156	20,374
Cash and cash equivalents at end of year	$ 11,801	$ 34,072	$ 427,156